Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	$ 332,000	$ 346,000
Net actuarial (gain)/loss	9,582,000	6,539,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	(1,163,000)	(1,163,000)
Net actuarial (gain)/loss	$ (976,000)	$ (755,000)